LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Supplemental balance sheet information related to leases

Supplemental balance sheet information related to leases is as follows:

	Location on Face of	December 31,
	Balance Sheet	2019
Operating leases:
Operating lease right of use assets	Operating lease, right-of-use assets	$679,850

Current operating lease liabilities	Operating lease liabilities - current	$313,460
Noncurrent operating lease liabilities	Operating lease liabilities	372,051
Total operating lease liabilities		$685,511

Weighted average remaining lease term (in years):
Operating leases		1.9

Weighted discount rate:
Operating leases		4.72%

Maturities of lease liabilities

Maturities of lease liabilities were as follows:

For the year ended December 31,	Operating lease

2020	$339,136
2021	319,959
2022	51,189
2023	13,613
Total	$723,897
Less: amount representing interest	38,386
Present value of future minimum lease payments	685,511
Less: Current obligations	313,460
Long-term obligations	$372,051